Bank Loans - (Narrative) (Detail) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended	0 Months Ended			1 Months Ended							12 Months Ended		1 Months Ended						12 Months Ended	0 Months Ended	1 Months Ended			1 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Oct. 28, 2013 Short Term Loan [Member] USD ($)	Dec. 02, 2014 Term Loan [Member] USD ($)	Dec. 02, 2014 Term Loan [Member] EUR (€)	Apr. 26, 2011 Term Loan [Member] USD ($)	Sep. 13, 2013 Term Loan [Member] USD ($)	Sep. 13, 2013 Term Loan [Member] EUR (€)	Jun. 13, 2013 Term Loan [Member] USD ($)	Jun. 10, 2013 Term Loan [Member] USD ($)	Mar. 25, 2013 Term Loan [Member] USD ($)	Mar. 07, 2013 Term Loan [Member] USD ($)	Mar. 23, 2012 Term Loan [Member] USD ($)	Dec. 31, 2014 Term Loan [Member] USD ($)	Apr. 26, 2011 Term Loan [Member] USD ($)	Oct. 28, 2013 LIBOR [Member] Short Term Loan [Member] USD ($)	Jun. 13, 2013 LIBOR [Member] Term Loan [Member] USD ($)	Jun. 10, 2013 LIBOR [Member] Term Loan [Member] USD ($)	Mar. 25, 2013 LIBOR [Member] Term Loan [Member] USD ($)	Mar. 07, 2013 LIBOR [Member] Term Loan [Member] USD ($)	Mar. 23, 2012 LIBOR [Member] Term Loan [Member] USD ($)	Apr. 26, 2011 LIBOR [Member] Term Loan [Member] USD ($)	Dec. 02, 2014 EURIBOR [Member] Term Loan [Member]	Sep. 13, 2013 EURIBOR [Member] Term Loan [Member]	Jul. 18, 2011 Revolving Credit Facility [Member] USD ($)	May 22, 2012 Revolving Credit Facility [Member] USD ($)	Jul. 18, 2011 Revolving Credit Facility [Member] Letter of Credit [Member] Minimum [Member] USD ($)	May 22, 2012 Revolving Credit Facility [Member] LIBOR [Member]	Jul. 18, 2011 Revolving Credit Facility [Member] LIBOR [Member]
Debt Disclosure [Line Items]
Debt instrument maturity period				6 months						3 years	3 years	3 years	3 years	2 years		2 years										1 year
Term loan facility				$ 160,000			$ 35,000			$ 80,000	$ 40,000	$ 35,000	$ 60,000	$ 50,000		$ 35,000											$ 2,000
Margin of interest charged above base rate																	1.00%	1.30%	1.30%	1.60%	1.85%	3.55%	2.10%	2.30%	2.50%				1.40%	1.20%
Loan arrangement fee																	320	1,440	1,440	630	895	250	70
Revolving working capital facility																										50,000
Amount of loan secured																												50,000
Term loan converted into Euro drawings					12,250	10,000		33,718	25,000
Debt instrument, expiration date					Mar. 08, 2016	Mar. 08, 2016		Mar. 08, 2016	Mar. 08, 2016				Mar. 08, 2016
Term loan, expiration date							2013					2016
Partially repaid of loan principal amount	214,375	35,000	2,475												4,375
Non-current loan	197,585	215,703													21,000
Current loan	59,625	260,000													9,625
Compensating balance percentage on borrowing capacity	105.00%	105.00%
Compensating balance	$ 189,000	$ 241,500
Weighted average interest rate	1.64%	1.86%